Subsidiaries	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Subsidiaries
2.	Subsidiaries
IFS’s Subsidiaries are the following:

(a)	Banco Internacional del Perú S.A.A. - Interbank and Subsidiaries -
Interbank is incorporated in Peru and is authorized by the Superintendence of Banking, Insurance and Private Pension Funds (henceforth “SBS”, by its Spanish acronym) to operate as a universal bank in accordance with Peruvian legislation. The Bank’s operations are governed by the General Act of the Banking and Insurance System and Organic Act of the SBS – Act No. 26702 (henceforth “the Banking and Insurance Act”), that establishes the requirements, rights, obligations, restrictions and other operating conditions that financial and insurance entities must comply with in Peru.

As of December 31, 2019 and 2018, Interbank had 255 and 269 offices, respectively, and a branch established in the Republic of Panama. Regarding said branch, on April 23, 2019, Interbank’s Board approved its voluntary closing. As of the date of this report, there is no specific date for the completion of said process.
Additionally, it holds approximately 100 percent of the shares of the following Subsidiaries:

Entity	Activity

Internacional de Títulos Sociedad Titulizadora S.A. - Intertítulos S.T.	Manages securitization funds.

Compañía de Servicios Conexos Expressnet S.A.C.	Services related to credit card transactions or products related to the brand “American Express”.

Inversiones Huancavelica S.A.
Real estate activities. As of December 31, 2019, the entity was absorbed by Banco Internacional del Perú S.A.A. through a process of merging by absorption, which was authorized by the SBS in September 2019.

Contacto Servicios Integrales de Créditos y Cobranzas S.A.
Collection services. As of December 31, 2019, the entity was absorbed by Banco Internacional del Perú S.A.A. through a process of merging by absorption, which was authorized by the SBS in September 2019.

(b)	Interseguro Compañía de Seguros S.A. and Subsidiaries -
Interseguro is incorporated in Peru and its operations are governed by the Banking and Insurance Act. It is authorized by the SBS to issue life and general risk insurance contracts.
As of December 31, 2019 and 2018, Interseguro controls the following Subsidiaries:

Entity	Activity

Centro Comercial Estación Central S.A.
Company dedicated to the administration of “Centro Comercial Estación Central”. As of December 31, 2017, Interseguro held 75 percent in this Subsidiary. On January 19, 2018, Interseguro sold ownership said ownership to a related company, “Real Plaza”, for an amount of S/2,086,000, generating a profit of S/1,526,000; which was recorded as “Gain from sale of investment property” in the consolidated statement of income.

Empresa Administradora Hipotecaria I.S. S.A.	It was incorporated in February 2014 in Peru. In April 2018, this company was extinguished.

Patrimonio Fideicometido
D.S.093-2002-EF,
Interproperties Perú -
Interseguro holds participations in Patrimonio Fideicometido
D.S.093-2002-EF,
Interproperties Perú (henceforth “Patrimonio Fideicometido – Interproperties Perú”), a structured entity incorporated in April 2008, in which several investors (related parties to the Group) contributed investment properties. Each investor or investors have ownership of and specific control over the contributed investment property. The fair values of the properties contributed by Interseguro, which were included in this structured entity as of December 31, 2019 and 2018, amounted to S/114,058,000 and S/430,030,000, respectively; see Note 7. For accounting purposes and under IFRS 10 “Consolidated Financial Statements” the assets included in said structure are considered “silos”, because they are ring-fenced parts of the wider structured entity (the Patrimonio Fideicometido—Interproperties Perú). The Group has ownership and decision-making power over these properties and the Group has the exposure or rights to their returns; therefore, the Group has consolidated the silos containing the investment properties that it controls.
Regarding the “Patrimonio Fideicometido”, until September 2017, Inteligo Real Estate (a related entity, Subsidiary of Intercorp Perú) and Interseguro held 27.17 percent and 72.83 percent, respectively, of an investment property located in “San Isidro, Lima”; see Note 7(a). On September 26, 2017, Interseguro purchased Inteligo Real Estate’s interest, thus obtaining 100 percent ownership of such investment property. The consideration for the acquisition amounted to US$20,542,000 (equivalent to S/66,577,000), which corresponds to the purchase of the non-controlling
interest and is reflected as an increase in Interseguro’s investment; additionally, S/21,462,000 were recognized as an equity transaction due to its nature as a non-controlling
interest purchase.
In June and September 2019, Interseguro sold the entirety of its 15 percent participation in the land lot located in Miraflores (Lima) called “Cuartel San Martín” to Urbi Propiedades S.A.C., a related entity, for an amount of S/63,132,000. Through the sale, Interseguro transferred its ownership over said property; see Note 7(a) and (e).
Additionally, in November 2019, Interseguro and Interproperties Perú transferred an investment property (Lilingstone lot, located in San Isidro) to Interseguro, and annulled the corresponding certificates of participation. The amount of the transferred property amounted to S/253,557,000; see Note 7(a).

(c)	Inteligo Group Corp. and Subsidiaries -
Inteligo is an entity incorporated in the Republic of Panama. As of December 31, 2019 and 2018, it holds 100 percent of the shares of the following Subsidiaries:

Entity	Activity

Inteligo Bank Ltd.
It is incorporated in The Commonwealth of the Bahamas and has a branch established in the Republic of Panama that operates under an international license issued by the Superintendence of Banks of the Republic of Panama. Its main activity is to provide private and institutional banking services, mainly to Peruvian citizens.

Inteligo Sociedad Agente de Bolsa S.A.	Brokerage firm incorporated in Peru.

Inteligo Perú Holding S.A.C.
Financial holding company incorporated in Peru in December 2018. As of December 31, 2019, it holds 99.99 percent interest in Interfondos S.A. Sociedad Administradora de Fondos.

Interfondos S.A. Sociedad Administradora de Fondos Manages mutual funds and investment funds. As of December 31, 2018, it was a Subsidiary of Interbank, and subsequently, it was sold to Inteligo Perú Holdings S.A.C.

Inteligo USA, Inc.	Incorporated in the United States of America in January 2019. It provides investment consultancy and related services.

(d)	Negocios e Inmuebles S.A. and Holding Retail Perú S.A. -
These entities were acquired by IFS as part of the purchase of Seguros Sura and Hipotecaria Sura; see Note 9(b). As of December 31, 2019 and 2018, as a result of the merger between Interseguro and Seguros Sura, both companies hold 8.50 percent of Interseguro’s capital stock. Likewise, as of December 31, 2018, these entities held collectively 30.0 percent of the capital stock of Hipotecaria Sura, which was liquidated and subsequently extinguished in October 2019.

(e)	San Borja Global Opportunities S.A.C. -
Its corporate purpose is the marketing of products and services through Internet, telephony or related.

(f)	Hipotecaria Sura Empresa Administradora Hipotecaria S.A. -
As of December 31, 2019, this company has been extinguished. It was incorporated in Peru and regulated by the SBS. Its main activity was the granting of mortgage loans. It disbursed its last loans in 2015.
The table below presents a summary of the consolidated financial statement of the main Subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2019 and 2018, in accordance with the IFRS. For information on business segments, see Note 28:

	Interbank and Subsidiaries		Interseguro and Subsidiaries		Inteligo and Subsidiaries
	2019	2018	2019	2018	2019	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	9,785,892	7,726,699	459,373	206,659	697,535	465,497
Financial Investments	5,574,515	5,854,384	11,463,674	10,249,730	1,592,001	1,574,714
Loans, net	35,512,483	31,384,790	—	—	1,624,503	1,576,277
Investment property	—	—	972,096	986,538	—	—
Total assets	53,019,361	47,496,321	13,378,974	12,011,764	4,098,057	3,732,178
Deposits and obligations	35,577,760	31,286,749	—	—	2,878,532	2,622,423
Due to banks and correspondents	3,662,250	3,968,790	2,049	763	315,338	323,808
Bonds, notes and other obligations	5,805,465	5,386,171	134,877	172,082	—	—
Insurance contract liabilities	—	—	11,200,016	10,155,732	—	—
Total liabilities	46,676,473	41,994,455	11,966,477	10,797,239	3,244,210	2,967,308
Equity attributable to IFS’s shareholders	6,342,888	5,501,866	1,412,497	1,214,525	853,847	764,870
Consolidated statement of income -
Net interest and similar income	2,783,943	2,493,577	598,883	599,009	106,509	107,819
Impairment loss on loans, net of recoveries	(750,787)	(660,858)	—	—	(24)	786
(Loss) recovery due to impairment of financial investments	43	(72)	(6,170)	11,349	(663)	1,800
Net gain of investment property	—	—	54,493	52,420	—	—
Fee income from financial services, net	827,064	798,935	(3,980)	(4,593)	164,312	123,626
Insurance premiums and claims	—	—	(295,686)	(407,466)	—	—
Net profit (loss) for the year attributable to IFS’s shareholders	1,228,538	1,025,142	186,934	(7,834)	200,254	183,302